SHORT-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2020
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

NOTE 11 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2020:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	1,300,000	191,469	7/1/2020	6/1/2021	5.10%
Agricultural Bank - Longwan Branch	3,000,000	441,852	2/28/2020	2/1/2021	2.85%
Agricultural Bank - Longwan Branch	5,750,000	846,883	7/9/2020	7/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,000,000	883,704	8/10/2020	8/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,190,000	911,688	11/4/2019	11/1/2020	5.66%
Agricultural Bank - Longwan Branch	7,580,000	1,116,413	8/14/2020	8/13/2021	5.10%
Agricultural Bank - Longwan Branch	8,000,000	1,178,273	11/13/2019	11/11/2020	5.66%
Agricultural Bank - Longwan Branch	8,700,000	1,281,372	12/23/2019	12/1/2020	5.70%
Bank of China	4,250,000	625,957	9/7/2020	9/2/2021	5.27%
Bank of China	5,750,000	846,883	9/3/2020	8/31/2021	5.27%
China Merchants Bank	16,500,000	2,430,187	12/13/2019	12/20/2020	4.55%
Industrial Bank	1,000,000	147,284	6/2/2020	3/2/2021	5.50%
Industrial Bank	1,900,000	279,840	12/26/2019	12/26/2020	5.22%
Industrial Bank	3,000,000	441,852	11/1/2019	10/21/2020	6.00%
Industrial Bank	5,000,000	736,420	10/30/2019	10/30/2020	6.00%
Industrial Bank	5,000,000	736,420	10/31/2019	10/26/2020	6.00%
China Minsheng Bank	2,800,000	412,395	6/11/2020	6/11/2021	5.80%
China Minsheng Bank	3,000,000	441,852	6/12/2020	6/12/2021	5.80%
CZBANK	550,000	81,006	4/9/2020	11/26/2020	6.00%
CZBANK	1,105,000	162,749	4/13/2020	11/20/2020	6.00%
CZBANK	1,580,000	232,709	4/16/2020	11/23/2020	6.00%
CZBANK	2,140,000	315,188	4/10/2020	12/10/2020	6.00%
CZBANK	2,970,000	437,434	4/10/2020	1/6/2021	6.00%
CZBANK	4,610,000	678,980	4/17/2020	12/24/2020	6.00%
CZBANK	1,980,000	291,622	4/13/2020	10/23/2020	6.00%
Bank of Communications	3,300,000	486,037	2/13/2020	2/9/2021	6.15%
Bank of Communications	5,000,000	736,425	2/11/2020	2/9/2021	6.15%
Total	117,955,000	17,372,894

Short-term bank borrowings consisted of the following at September 30, 2019:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	866,013	11/5/2018	11/1/2019	6.09%
Agricultural Bank - Longwan Branch	8,000,000	1,119,241	11/19/2018	11/18/2019	6.09%
Agricultural Bank - Longwan Branch	8,700,000	1,217,175	1/2/2019	1/1/2020	6.09%
Agricultural Bank - Longwan Branch	5,750,000	804,455	7/23/2019	7/22/2020	6.65%
Agricultural Bank - Longwan Branch	4,300,000	601,592	8/1/2019	7/1/2020	6.65%
Agricultural Bank - Longwan Branch	6,000,000	839,431	8/26/2019	8/25/2020	5.66%
Bank of China	2,850,000	398,730	9/11/2019	9/9/2020	5.27%
Bank of China	4,250,000	594,597	9/24/2019	9/22/2020	5.27%
Bank of China	3,400,000	475,677	9/20/2019	9/18/2020	5.27%
China Merchants Bank	13,500,000	1,888,719	12/14/2018	12/9/2019	5.44%
China Merchants Bank	3,000,000	419,715	3/20/2019	12/9/2019	5.44%
China Merchants Bank	1,955,000	273,516	9/3/2019	2/29/2020	4.35%
Industrial Bank	1,000,000	139,905	12/5/2018	12/4/2019	6.50%
Industrial Bank	7,000,000	979,336	11/8/2018	11/8/2019	6.50%
Industrial Bank	6,000,000	839,431	11/12/2018	11/5/2019	6.50%
China Minsheng Bank	3,000,000	419,715	6/19/2019	6/19/2020	6.74%
China Minsheng Bank	2,880,000	402,927	6/20/2019	6/20/2020	6.74%
Ping An Bank	3,600,000	503,659	9/20/2019	9/20/2020	7.96%
CZBANK	3,200,000	447,696	8/9/2019	4/10/2020	6.00%
CZBANK	4,700,000	657,554	8/14/2019	4/14/2020	6.00%
CZBANK	1,500,000	209,858	8/12/2019	4/14/2020	6.09%
CZBANK	1,000,000	139,905	9/11/2019	4/9/2020	6.00%
CZBANK	3,000,000	419,715	9/12/2019	4/13/2020	6.00%
CZBANK	2,600,000	363,753	9/17/2019	4/10/2020	6.00%
Bank of Communications	4,500,000	629,573	7/25/2019	2/20/2020	7.80%
Bank of Communications	4,500,000	629,573	7/26/2019	2/20/2020	7.40%
Total	116,375,000	16,281,461

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2020	2019
Accounts receivable	$1,829,454	$2,028,624
Buildings, net	4,409,238	4,312,115
Land use rights, net	411,067	402,622
Machinery, net	95,078	98,210
Inventory	2,651,113	1,608,909
Total	$9,395,950	$8,450,480